Basis of preparation - Revenue recognition (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Corporate Information And Statement Of IFRS Compliance [Abstract]
Deferred income	€ 159	€ 74
Amortization of deferred income	€ 58	€ 47
Lease installments, maximum period to recognise vehicle cost within assets with buy-back commitment	12 months
Lease installments, minimum period to recognise vehicle cost within property, plant and equipment	12 months